Contract liabilities - Summary of Contract Liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Contract liabilities [abstract]
Current	£ 130	£ 66
Non-current	1,342	1,094
Total contract liabilities	£ 1,472	£ 1,160	£ 1,158